Parent Company Statements - Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income:
Interest and dividends	$ 276,258	$ 265,074	$ 265,143
Expense:
Federal income tax benefit	(36,760)	(32,567)	(36,459)
Net income	86,135	81,012	83,957
Other Comprehensive Income (Loss), Net of Tax	(2,102)	(2,035)	21,811
Parent Company
Income:
Dividends from subsidiaries	60,000	60,000	60,000
Interest and dividends	2,164	2,561	3,708
Other	1,081	560	262
Total income	63,245	63,121	63,970
Expense:
Other, net	12,159	12,341	13,807
Total expense	12,159	12,341	13,807
Income before federal taxes and equity in undistributed income of subsidiaries	51,086	50,780	50,163
Federal income tax benefit	4,357	4,671	4,787
Income before equity in undistributed income of subsidiaries	55,443	55,451	54,950
Equity in undistributed income of subsidiaries	30,692	25,561	29,007
Net income	86,135	81,012	83,957
Other Comprehensive Income (Loss), Net of Tax	(2,102)	(2,035)	21,811
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 84,033	$ 78,977	$ 105,768